MFA 2021-INV2 Trust ABS-15G

Exhibit 99.4

Data Field	Discrepancy Count	Percentage
Loan ID	2	0.16%
Origination Date	15	1.19%
Loan Amount	3	0.24%
Interest Rate	7	0.56%
1st Pay Date	3	0.24%
Maturity Date	4	0.32%
Original Term	3	0.24%
Original Payment	5	0.40%
Credit Score	132	10.48%
DSCR	220	17.46%

Total Variance	394	3.13%